INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of reconciliation between the statutory income tax rate and the Company's effective tax rate

	For the Year Ended December 31,
	2010	2011	2012
Statutory income tax rate	8.25%	8.25%	8.25%
Tax differential from statutory rate applicable to RDA Hong Kong	3.34%	0.05%	(0.15)%

Effective income tax rate	11.59%	8.30%	8.10%

Schedule of significant components of deferred tax assets and deferred tax liabilities

Significant components of deferred tax assets

	December 31,
	2011	2012
Property and equipment basis difference	14	—
Net operating loss carry-forwards	—	—

Total deferred tax assets	14	—

Significant components of deferred tax liabilities

	December 31,
	2011	2012
Property and equipment basis difference	—	98

Total deferred tax liabilities	—	98

Schedule of provision for income taxes
	For the Year Ended December 31,
	2010	2011	2012
Current income tax expense	2,368	4,553	4,550
Deferred income tax expense	140	118	112
	2,508	4,671	4,662

Summary of activity in the Company's unrecognized tax benefits
Balance as of December 31, 2010	245
Reversal of accrual	(28)
Exchange rate difference	12

Balance as of December 31, 2011	229

Exchange rate difference	1

Balance as of December 31, 2012	230

Schedule of aggregated amount and per ordinary share effect of the tax holiday

	For the Year Ended December 31,
	2010	2011	2012
The aggregated dollar effect	(146)	(687)	(1,312)
Per ordinary share effect — basic	(0.00)	(0.00)	(0.00)
Per ordinary share effect — diluted	(0.00)	(0.00)	(0.00)